Analysis of Foreign Currency Translation, Net of Tax (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Cumulative Translation Adjustment Summary [Roll Forward]
Beginning amount of cumulative translation adjustments	$ 6,231	$ 10,240	$ 12,343
Aggregate adjustment for the period resulting from translation adjustments	1,065	(6,168)	(3,235)
Amount of income tax expense (benefit) for the period related to aggregate adjustment	(373)	2,159	1,132
Net aggregate translation included in equity	692	(4,009)	(2,103)
Ending amount of cumulative translation adjustments	$ 6,923	$ 6,231	$ 10,240
Canadian foreign exchange rate at end of year	0.74568	0.71989	0.86337